Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
NET SALES	$ 3,120,231	$ 3,583,336	$ 9,922,799	$ 16,102,672
COST OF SALES	2,227,482	2,562,044	7,144,335	11,878,010
GROSS PROFIT	892,749	1,021,292	2,778,464	4,224,662
OPERATING EXPENSES
Selling and marketing expenses	242,353	756,823	1,928,198	3,477,570
General and administrative expenses	2,505,060	3,314,610	22,743,877	46,718,986
Research and development costs		19,425	65,164	736,141
Total Operating Expenses	2,747,413	4,090,858	24,737,239	50,932,697
OPERATING LOSS	(1,854,664)	(3,069,566)	(21,958,775)	(46,708,035)
NON-OPERATING INCOME (EXPENSE)
Amortization of debt discounts	(777,192)	(2,872,222)	(4,095,030)	(8,150,284)
Loss on extinguishment of debt				(7,096,730)
Loss on issuance of convertible notes				(5,889,369)
Gain on change in fair value of contingent consideration				4,847,000
Loss on conversion of accounts payable to common stock	(289,980)
Change in fair value of derivative liability	2,144,554	3,687,495	10,950,017	18,557,184
Derivative expense			(8,995,962)
Total Non-Operating Income (Expenses)	1,007,899	562,849	(3,319,050)	182,060
NET LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(846,765)	(2,506,717)	(25,277,825)	(46,525,975)
Loss from discontinued operations		(1,759,714)	(4,461,968)	(5,247,677)
Loss on disposal of subsidiaries			(41,413,892)
LOSS FROM DISCONTINUED OPERATIONS		(1,759,714)	(45,875,860)	(5,247,677)
NET LOSS FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(846,765)	(4,266,431)	(71,153,685)	(51,773,652)
Provision for income taxes
NET LOSS	(846,765)	(4,266,431)	(71,153,685)	(51,773,652)
Other comprehensive income (loss)
Foreign currency translations adjustment	(27,020)	58,139	87,550	75,132
Comprehensive income (loss)	$ (873,785)	$ (4,208,292)	$ (71,066,135)	$ (51,698,520)
Net income (loss) per share - basic and diluted
Continuing operations basic	$ (1.93)	$ (14.27)	$ (2.26)	$ (12.09)
Continuing operations diluted	(1.93)	(14.27)	(2.26)	(12.09)
Discontinued operations basic		(10.02)	(4.10)	(1.36)
Discontinued operations diluted		(10.02)	(4.10)	(1.36)
Net loss per share - basic	(1.93)	(24.29)	(6.36)	(13.46)
Net loss per share - diluted	$ (1.93)	$ (24.29)	$ (6.36)	$ (13.46)
Weighted average common shares outstanding - basic	438,354	175,653	11,195,345	3,847,672
Weighted average common shares outstanding - diluted	438,354	175,653	11,195,345	3,847,672
Nonrelated Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense	$ (69,483)	$ (191,303)	$ (884,985)	$ (1,920,183)
Related Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense		$ (61,121)	$ (293,090)	$ (165,558)